NET FOREIGN EXCHANGE GAIN (LOSS) (Tables)	12 Months Ended
Dec. 31, 2018
Net Foreign Exchange Gain
Schedule of net foreign exchange income

For the years ended December 31, 2018, 2017 and 2016 net foreign exchange income is as follows:

	For the years ended December 31,
	2018	2017	2016
	MCh$	MCh$	MCh$

Net foreign exchange gain (loss)
Net profit (loss) from currency exchange differences	(212,618)	113,115	116,117
Hedging derivatives	252,275	22,933	399,875
Income from assets indexed to foreign currency	12,251	(9,190)	(8,745)
Income from liabilities indexed to foreign currency	-	98	145
Total	51,908	126,956	507,392